Financial risk management - Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 715,198,707	₩ 692,184,971
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	501,633,507	487,523,988
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,658,709	14,058,051
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	208,308,298	199,809,576
Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	26,417,332	27,228,308
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	226,554,125	218,713,457
Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,695,043	27,714,596
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,456,116	1,915,396
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	169,972	134,609
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,286,144	1,780,787
Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	71,727,860	67,134,121
Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,153,950	10,279,257
Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	101,282,906	92,016,210
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	31,944,368	33,315,999
Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	26,221,968	22,509,195
Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	220,317,053	218,980,794
Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	246,539,021	241,489,989
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	623,940,412	613,818,760
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	434,311,622	429,699,348
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,934,110	6,303,730
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	192,492,848	185,102,271
Korea | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,993,867	21,716,534
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	193,530,841	189,219,966
Korea | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,359,956	27,356,847
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,264,493	1,556,383
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	129,110	99,159
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,135,383	1,457,224
Korea | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	65,274,393	61,955,771
Korea | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,776,528	8,199,726
Korea | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	87,212,394	81,294,290
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	30,100,982	31,113,242
Korea | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	23,442,408	20,517,889
Korea | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	210,218,685	206,833,657
Korea | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	233,661,093	227,351,546
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	24,508,607	17,808,654
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,872,054	8,025,048
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,409,928	1,284,361
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	595,218	506,525
USA | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,354,336	1,018,284
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,498,636	5,203,409
USA | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	13,936	12,469
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	124,116	198,961
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	40,862	35,450
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	83,254	163,511
USA | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,720,780	3,321,700
USA | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	480,953	687,950
USA | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,104,105	5,367,178
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	206,599	207,817
USA | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	802,192	579,426
USA | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,546,770	1,873,831
USA | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,348,962	2,453,257
UK
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,455,758	2,281,763
UK | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,788,203	1,421,880
UK | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	479,051	624,468
UK | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,021	7,064
UK | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,300,654	789,820
UK | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	477	528
UK | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
UK | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	861,745	377,462
UK | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,518	41,218
UK | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	788,292	441,203
UK | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	273,331	250,938
UK | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	270,460	290,909
UK | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	543,791	541,847
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,605,115	15,860,495
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	16,086,649	14,492,721
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	278,851	334,073
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,464,414	5,165,687
Japan | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,137,190	1,914,100
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,202,921	7,075,869
Japan | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,273	2,992
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	14,424	15,402
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	14,424	15,402
Japan | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	147,328	135,194
Japan | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	153,496	152,555
Japan | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	771,151	564,635
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	432,067	499,988
Japan | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	38,669	44,186
Japan | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	572,774	352,256
Japan | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	611,443	396,442
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	987,764	1,086,152
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	751,357	773,776
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	363,081	354,583
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,807	3,399
Germany | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	178,022	197,042
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	206,108	218,422
Germany | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	339	330
Germany | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Germany | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,399	2,564
Germany | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	112,892	274,786
Germany | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	116,116	35,026
Germany | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	26,576	9,663
Germany | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	126,187	87,212
Germany | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	152,763	96,875
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,891,042	11,650,601
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,359,951	10,830,453
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	933,820	1,295,863
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,054,569	4,391,692
Vietnam | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	403,760	334,366
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,729,918	4,533,648
Vietnam | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	237,884	274,884
Vietnam | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,133	5,193
Vietnam | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,133	5,193
Vietnam | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,012
Vietnam | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,618	3,201
Vietnam | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	42,978	50,368
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	465,350	761,386
Vietnam | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	202,498	199,535
Vietnam | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,387,567	2,187,736
Vietnam | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,590,065	2,387,271
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,621,490	7,999,221
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,726,046	7,164,953
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,078,467	1,633,954
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,817,292	2,002,467
China | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	303,764	360,451
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,476,094	3,125,771
China | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	50,429	42,310
China | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
China | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,839	7,144
China | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,791	1,613
China | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	779,447	708,567
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	96,367	116,944
China | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	734,356	511,891
China | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,064,500	2,158,798
China | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,798,856	2,670,689
Other
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	25,188,519	21,679,325
Other | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,737,625	15,115,809
Other | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,181,401	2,227,019
Other | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,872,129	2,630,471
Other | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,046,393	1,687,531
Other | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	9,608,953	8,546,552
Other | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	28,749	24,236
Other | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	48,950	139,457
Other | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	48,950	139,457
Other | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,692,364	1,334,286
Other | Derivative assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	598,154	918,208
Other | Securities at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,468,423	3,554,943
Other | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	643,003	616,622
Other | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	701,938	395,667
Other | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,130,110	5,196,395
Other | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 4,832,048	₩ 5,592,062